Investments in associates - Reconciliation of the financial information to the carrying value of its interests in the associates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Intra-group transactions	[1]		₩ 0
BNP Paribas Cardif Life Insurance
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 243,101	₩ 262,022
Proportion of ownership interest in associate		14.99%	14.99%
Interests in the net assets (A*B)		₩ 36,441	₩ 39,277
Intra-group transactions		(5)	(5)
Others reconciliations		0
Investments in associates		36,436	39,272
Shinhan-Albatross Tech Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 17,346	₩ 31,000
Proportion of ownership interest in associate		50.00%	50.00%
Interests in the net assets (A*B)		₩ 8,672	₩ 15,499
Intra-group transactions		0
Others reconciliations		0
Investments in associates		8,672	15,499
KCGI-SingA330-A Private Special Asset Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 19,297
Proportion of ownership interest in associate			23.89%
Interests in the net assets (A*B)			₩ 4,609
Investments in associates			4,609
VOGO Debt Strategy Qualified IV Private
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 18,565	₩ 32,658
Proportion of ownership interest in associate		20.00%	20.00%
Interests in the net assets (A*B)		₩ 3,713	₩ 6,532
Intra-group transactions		0
Others reconciliations		0
Investments in associates		3,713	6,532
Shinhan -Midas Dong-A Secondary Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 8,602
Proportion of ownership interest in associate			50.00%
Interests in the net assets (A*B)			₩ 4,301
Investments in associates			4,301
Shinhan-Midas Donga Secondary Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 6,304
Proportion of ownership interest in associate		50.00%
Interests in the net assets (A*B)		₩ 3,152
Intra-group transactions		0
Others reconciliations		0
Investments in associates		3,152
Shinhan Praxis K-Growth Global Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 26,081	₩ 26,095
Proportion of ownership interest in associate		14.15%	14.15%
Interests in the net assets (A*B)		₩ 3,690	₩ 3,692
Intra-group transactions		0
Others reconciliations		0
Investments in associates		3,690	3,692
Kiwoom Milestone Professional Private Real Estate Trust 19
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[2]	₩ (39,013)	₩ (38,868)
Proportion of ownership interest in associate	[2]	50.00%	50.00%
Interests in the net assets (A*B)	[2]	₩ (19,506)	₩ (19,434)
Intra-group transactions	[2]	0
Others reconciliations	[2]	19,506	19,434
Investments in associates	[2]	0
Shinhan Global Healthcare Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[2]	₩ (4,886)	₩ (3,469)
Proportion of ownership interest in associate	[2]	3.13%	4.41%
Interests in the net assets (A*B)	[2]	₩ (153)	₩ (153)
Intra-group transactions	[2]	0
Others reconciliations	[2]	153	153
Investments in associates	[2]	0
KB NA Hickory Private Special Asset Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 46,649	₩ 64,256
Proportion of ownership interest in associate		37.50%	37.50%
Interests in the net assets (A*B)		₩ 17,493	₩ 24,096
Intra-group transactions		0
Others reconciliations		0
Investments in associates		17,493	24,096
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 15,481	₩ 42,706
Proportion of ownership interest in associate		44.02%	44.02%
Interests in the net assets (A*B)		₩ 6,815	₩ 18,799
Intra-group transactions		0
Others reconciliations		0
Investments in associates		6,815	18,799
KDBC-Midas Dong-A Global contents Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 11,354	₩ 18,437
Proportion of ownership interest in associate		23.26%	23.26%
Interests in the net assets (A*B)		₩ 2,640	₩ 4,288
Intra-group transactions		0
Others reconciliations		0
Investments in associates		2,640	4,288
Shinhan-Nvestor Liquidity Solution Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 20,571	₩ 24,430
Proportion of ownership interest in associate		24.92%	24.92%
Interests in the net assets (A*B)		₩ 5,126	₩ 6,088
Intra-group transactions		0
Others reconciliations		0
Investments in associates		5,126	6,088
Shinhan AIM FoF Fund 1-A
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 39,214	₩ 38,541
Proportion of ownership interest in associate		25.00%	25.00%
Interests in the net assets (A*B)		₩ 9,804	₩ 9,635
Intra-group transactions		0
Others reconciliations		0
Investments in associates		9,804	9,635
IGIS Global Credit Fund 150-1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 19,954	₩ 17,142
Proportion of ownership interest in associate		25.00%	25.00%
Interests in the net assets (A*B)		₩ 4,989	₩ 4,286
Intra-group transactions		0
Others reconciliations		0
Investments in associates		4,989	4,286
Korea Omega Project Fund III
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 15,708
Proportion of ownership interest in associate			23.53%
Interests in the net assets (A*B)			₩ 3,696
Investments in associates			3,696
Genesis North America Power Company No.1 PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 15,514	₩ 14,501
Proportion of ownership interest in associate		43.84%	43.84%
Interests in the net assets (A*B)		₩ 6,802	₩ 6,358
Intra-group transactions		0
Others reconciliations		0
Investments in associates		6,802	6,358
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 40,294	₩ 174,701
Proportion of ownership interest in associate		23.33%	23.33%
Interests in the net assets (A*B)		₩ 9,402	₩ 40,764
Intra-group transactions		0
Others reconciliations		0
Investments in associates		9,402	40,764
KOREA FINANCE SECURITY CO., LTD
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 23,754	₩ 21,762
Proportion of ownership interest in associate		14.91%	14.91%
Interests in the net assets (A*B)		₩ 3,542	₩ 3,245
Intra-group transactions		0
Others reconciliations		0
Investments in associates		3,542	3,245
ShinHan - Soo Young Entrepreneur Investment Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 20,258
Proportion of ownership interest in associate			24.00%
Interests in the net assets (A*B)			₩ 4,862
Investments in associates			4,862
MIEL CO.,LTD
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[2]	₩ (142)	₩ (144)
Proportion of ownership interest in associate	[2]	28.77%	28.77%
Interests in the net assets (A*B)	[2]	₩ (41)	₩ (41)
Intra-group transactions	[2]	0
Others reconciliations	[2]	41	41
Investments in associates	[2]	0	0
AIP Transportation Specialized Privately Placed Fund Trust #1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 164,607	₩ 129,800
Proportion of ownership interest in associate		35.73%	35.73%
Interests in the net assets (A*B)		₩ 58,807	₩ 46,372
Intra-group transactions		0
Others reconciliations		0
Investments in associates		58,807	46,372
Kiwoom-Shinhan Innovation Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 15,957	₩ 15,707
Proportion of ownership interest in associate		50.00%	50.00%
Interests in the net assets (A*B)		₩ 7,979	₩ 7,854
Intra-group transactions		0
Others reconciliations		0
Investments in associates		7,979	7,854
Midas Asset Global CRE Debt Private Fund No.6
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 136,849
Proportion of ownership interest in associate			40.10%
Interests in the net assets (A*B)			₩ 54,881
Investments in associates			54,881
Samchully Midstream Private Placement Special Asset Fund 5-4
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 94,762	₩ 77,267
Proportion of ownership interest in associate		41.67%	42.92%
Interests in the net assets (A*B)		₩ 39,484	₩ 33,163
Intra-group transactions		0
Others reconciliations		0
Investments in associates		39,484	33,163
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 36,272
Proportion of ownership interest in associate			20.00%
Interests in the net assets (A*B)			₩ 7,254
Investments in associates			7,254
NH-Amundi Global Infrastructure Trust 14
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 62,428
Proportion of ownership interest in associate			30.00%
Interests in the net assets (A*B)			₩ 18,728
Investments in associates			18,728
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 59,022	₩ 58,775
Proportion of ownership interest in associate		60.00%	60.00%
Interests in the net assets (A*B)		₩ 35,413	₩ 35,265
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		35,413	35,265
Milestone Private Real Estate Fund 3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 59,637	₩ 54,944
Proportion of ownership interest in associate		32.06%	32.06%
Interests in the net assets (A*B)		₩ 19,120	₩ 17,615
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		19,120	17,615
Nomura-Rifa Private Real Estate Investment Trust 31
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 20,258	₩ 22,003
Proportion of ownership interest in associate		31.31%	31.31%
Interests in the net assets (A*B)		₩ 6,343	₩ 6,889
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		6,343	6,889
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 11,839	₩ 14,753
Proportion of ownership interest in associate		21.27%	21.27%
Interests in the net assets (A*B)		₩ 2,518	₩ 3,138
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		2,518	3,138
FuturePlay-Shinhan TechInnovation Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 11,570	₩ 15,694
Proportion of ownership interest in associate		50.00%	50.00%
Interests in the net assets (A*B)		₩ 5,785	₩ 7,847
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		5,785	7,847
Stonebridge Corporate 1st Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 9,015	₩ 9,389
Proportion of ownership interest in associate		44.12%	44.12%
Interests in the net assets (A*B)		₩ 3,977	₩ 4,142
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		3,977	4,142
Vogo Realty Partners Private Real Estate Fund V
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 49,278	₩ 49,881
Proportion of ownership interest in associate		21.64%	21.64%
Interests in the net assets (A*B)		₩ 10,662	₩ 10,792
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		10,662	10,792
Korea Credit Bureau
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 84,159	₩ 74,867
Proportion of ownership interest in associate		9.00%	9.00%
Interests in the net assets (A*B)		₩ 7,574	₩ 6,738
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		7,574	6,738
Goduck Gangil1 PFV Co., Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 9,252	₩ 17,303
Proportion of ownership interest in associate		1.04%	1.04%
Interests in the net assets (A*B)		₩ 96	₩ 180
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		96	180
SBC PFV Co., Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[3]	₩ 190,424	₩ 163,057
Proportion of ownership interest in associate	[3]	25.00%	25.00%
Interests in the net assets (A*B)	[3]	₩ 47,606	₩ 40,764
Intra-group transactions	[3]	0	0
Others reconciliations	[3]	(9,990)	(9,990)
Investments in associates	[3]	37,616	30,774
NH-amundi global infra private fund 16
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 65,935	₩ 101,303
Proportion of ownership interest in associate		50.00%	50.00%
Interests in the net assets (A*B)		₩ 32,968	₩ 50,652
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		32,968	50,652
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 34,642
Proportion of ownership interest in associate			52.28%
Interests in the net assets (A*B)			₩ 18,110
Intra-group transactions			0
Others reconciliations			0
Investments in associates			18,110
Shinhan-Neoplux Energy Newbiz Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 46,152	₩ 70,619
Proportion of ownership interest in associate		31.66%	31.66%
Interests in the net assets (A*B)		₩ 14,612	₩ 22,358
Intra-group transactions		0
Others reconciliations		0
Investments in associates		14,612	22,358
SH BNCT Professional Investment Type Private Special Asset Investment Trust [Member]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 311,321	₩ 337,616
Proportion of ownership interest in associate		72.50%	72.50%
Interests in the net assets (A*B)		₩ 225,708	₩ 244,772
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		225,708	244,772
Sparklabs-Shinhan Opportunity Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 5,505	₩ 7,906
Proportion of ownership interest in associate		49.50%	49.50%
Interests in the net assets (A*B)		₩ 2,725	₩ 3,914
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		2,725	3,914
IGIS Real-estate Private Investment Trust No.33
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 38,261	₩ 37,377
Proportion of ownership interest in associate		40.86%	40.86%
Interests in the net assets (A*B)		₩ 15,632	₩ 15,271
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		15,632	15,271
Goduck Gangil10 PFV Co., Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 30,978	₩ 25,534
Proportion of ownership interest in associate		19.90%	19.90%
Interests in the net assets (A*B)		₩ 6,165	₩ 5,081
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		6,165	5,081
Fidelis Global Private Real Estate Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 691	₩ 692
Proportion of ownership interest in associate		79.63%	79.63%
Interests in the net assets (A*B)		₩ 551	₩ 551
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		551	551
AIP EURO PRIVATE REAL ESTATE TRUST No. 12
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 85,868	₩ 169,407
Proportion of ownership interest in associate		28.70%	28.70%
Interests in the net assets (A*B)		₩ 24,644	₩ 48,619
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		24,644	48,619
Shinhan Healthcare Fund 2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[2]	₩ (152)	₩ (153)
Proportion of ownership interest in associate	[2]	13.68%	13.68%
Interests in the net assets (A*B)	[2]	₩ (21)	₩ (21)
Intra-group transactions	[2]	0	0
Others reconciliations	[2]	21	21
Investments in associates	[2]	0	0
Shinhan AIM Real Estate Fund No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 5,180	₩ 88,925
Proportion of ownership interest in associate		30.00%	30.00%
Interests in the net assets (A*B)		₩ 1,554	₩ 26,678
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		1,554	26,678
Shinhan AIM Real Estate Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 13,727	₩ 246,896
Proportion of ownership interest in associate		21.01%	21.01%
Interests in the net assets (A*B)		₩ 2,884	₩ 51,873
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		2,884	51,873
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 179,344	₩ 157,954
Proportion of ownership interest in associate		22.02%	22.02%
Interests in the net assets (A*B)		₩ 39,491	₩ 34,781
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		39,491	34,781
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 75,185	₩ 68,697
Proportion of ownership interest in associate		29.19%	29.19%
Interests in the net assets (A*B)		₩ 21,947	₩ 20,053
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		21,947	20,053
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 22,077	₩ 24,522
Proportion of ownership interest in associate		71.43%	71.43%
Interests in the net assets (A*B)		₩ 15,770	₩ 17,516
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		15,770	17,516
Korea Omega-Shinhan Project Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 38,945	₩ 23,260
Proportion of ownership interest in associate		50.00%	50.00%
Interests in the net assets (A*B)		₩ 19,473	₩ 11,630
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		19,473	11,630
Samsung SRA Real Estate Professional Private 45
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 121,103	₩ 125,727
Proportion of ownership interest in associate		25.00%	25.00%
Interests in the net assets (A*B)		₩ 30,276	₩ 31,432
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		30,276	31,432
IBK Global New Renewable Energy Special Asset Professional Private2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 114,189	₩ 111,423
Proportion of ownership interest in associate		28.98%	28.98%
Interests in the net assets (A*B)		₩ 33,098	₩ 32,296
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		33,098	32,296
VS Cornerstone Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 7,831	₩ 7,966
Proportion of ownership interest in associate		41.18%	41.18%
Interests in the net assets (A*B)		₩ 3,225	₩ 3,280
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		3,225	3,280
NH-Amundi US Infrastructure Private Fund2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 2,099	₩ 114,737
Proportion of ownership interest in associate		25.91%	25.91%
Interests in the net assets (A*B)		₩ 544	₩ 29,725
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		544	29,725
SH Japan Photovoltaic Private Special Asset Investment Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 7,711
Proportion of ownership interest in associate			30.00%
Interests in the net assets (A*B)			₩ 2,313
Intra-group transactions			0
Others reconciliations			0
Investments in associates			2,313
Kakao-Shinhan 1st TNYT Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 48,697	₩ 40,857
Proportion of ownership interest in associate		48.62%	48.62%
Interests in the net assets (A*B)		₩ 23,678	₩ 19,866
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		23,678	19,866
Pacific Private Placement Real Estate Fund No.40
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 46,996	₩ 47,001
Proportion of ownership interest in associate		24.73%	24.73%
Interests in the net assets (A*B)		₩ 11,623	₩ 11,624
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		11,623	11,624
Mastern Private Real Estate Loan Fund No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 3,963	₩ 9,056
Proportion of ownership interest in associate		33.57%	33.57%
Interests in the net assets (A*B)		₩ 1,330	₩ 3,040
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		1,330	3,040
LB Scotland Amazon Fulfillment Center Fund 29
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 28,996	₩ 44,093
Proportion of ownership interest in associate		65.00%	70.14%
Interests in the net assets (A*B)		₩ 18,848	₩ 30,928
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		18,848	30,928
JR AMC Hungary Budapest Office Fund 16
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 40,488	₩ 38,954
Proportion of ownership interest in associate		32.57%	32.57%
Interests in the net assets (A*B)		₩ 13,187	₩ 12,687
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		13,187	12,687
EDNCENTRAL Co.,Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[2]	₩ (77,934)	₩ (42,159)
Proportion of ownership interest in associate	[2]	13.47%	13.47%
Interests in the net assets (A*B)	[2]	₩ (10,495)	₩ (5,677)
Intra-group transactions	[2]	0	0
Others reconciliations	[2]	10,495	5,677
Investments in associates	[2]	0	0
Future-Creation Neoplux Venture Capital Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 16,495
Proportion of ownership interest in associate			16.25%
Interests in the net assets (A*B)			₩ 2,680
Intra-group transactions			0
Others reconciliations			0
Investments in associates			2,680
Gyeonggi-Neoplux Superman Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 19,014	₩ 23,234
Proportion of ownership interest in associate		21.76%	21.76%
Interests in the net assets (A*B)		₩ 4,138	₩ 5,056
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		4,138	5,056
NewWave 6th Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 35,694	₩ 45,719
Proportion of ownership interest in associate		30.00%	30.00%
Interests in the net assets (A*B)		₩ 10,708	₩ 13,716
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		10,708	13,716
Neoplux No.3 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 121,523	₩ 189,791
Proportion of ownership interest in associate		10.00%	10.00%
Interests in the net assets (A*B)		₩ 12,152	₩ 18,979
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		12,152	18,979
PCC Amberstone Private Equity Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 67,099	₩ 79,640
Proportion of ownership interest in associate		21.67%	21.67%
Interests in the net assets (A*B)		₩ 14,540	₩ 17,258
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		14,540	17,258
KIAMCO POWERLOAN TRUST 4TH
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 102,818	₩ 95,208
Proportion of ownership interest in associate		47.37%	47.37%
Interests in the net assets (A*B)		₩ 48,703	₩ 45,099
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		48,703	45,099
Mastern Opportunity Seeking Real Estate Fund II
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 23,725	₩ 59,112
Proportion of ownership interest in associate		22.22%	22.22%
Interests in the net assets (A*B)		₩ 5,272	₩ 13,135
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		5,272	13,135
Neoplux Market-Frontier Secondary Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 41,421	₩ 52,827
Proportion of ownership interest in associate		19.74%	19.74%
Interests in the net assets (A*B)		₩ 8,175	₩ 10,427
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		8,175	10,427
Harvest Private Equity Fund II
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 13,500
Proportion of ownership interest in associate			22.06%
Interests in the net assets (A*B)			₩ 2,978
Intra-group transactions			0
Others reconciliations			0
Investments in associates			2,978
Synergy Green New Deal 1st New Technology Business Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 38,542	₩ 36,617
Proportion of ownership interest in associate		28.17%	28.17%
Interests in the net assets (A*B)		₩ 10,857	₩ 10,315
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		10,857	10,315
KIAMCO Vietnam Solar Special Asset Private Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 14,205	₩ 13,671
Proportion of ownership interest in associate		50.00%	50.00%
Interests in the net assets (A*B)		₩ 7,103	₩ 6,836
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		7,103	6,836
SHINHAN-NEO Core Industrial Technology Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 16,304	₩ 27,370
Proportion of ownership interest in associate		49.75%	49.75%
Interests in the net assets (A*B)		₩ 8,111	₩ 13,616
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		8,111	13,616
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 72,365	₩ 77,853
Proportion of ownership interest in associate		30.00%	30.00%
Interests in the net assets (A*B)		₩ 21,710	₩ 23,356
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		21,710	23,356
SIMONE Mezzanine Fund No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 4,175
Proportion of ownership interest in associate			28.78%
Interests in the net assets (A*B)			₩ 1,202
Intra-group transactions			0
Others reconciliations			0
Investments in associates			1,202
Eum Private Equity Fund No.7
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 43,604	₩ 43,651
Proportion of ownership interest in associate		21.00%	21.00%
Interests in the net assets (A*B)		₩ 9,156	₩ 9,166
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		9,156	9,166
Kiwoom Hero No.4 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 19,934	₩ 16,351
Proportion of ownership interest in associate		21.05%	21.05%
Interests in the net assets (A*B)		₩ 4,197	₩ 3,442
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		4,197	3,442
Vogo Canister Professional Trust Private Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 124,837
Proportion of ownership interest in associate			36.74%
Interests in the net assets (A*B)			₩ 45,871
Intra-group transactions			0
Others reconciliations			0
Investments in associates			45,871
Timefolio The Venture-V second
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 6,586	₩ 27,989
Proportion of ownership interest in associate		20.73%	20.73%
Interests in the net assets (A*B)		₩ 1,365	₩ 5,801
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		1,365	5,801
Shinhan Smilegate Global PEF I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 27,323	₩ 26,747
Proportion of ownership interest in associate		14.21%	14.21%
Interests in the net assets (A*B)		₩ 3,882	₩ 3,801
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		3,882	3,801
Genesis Eco No.1 PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 38,185	₩ 38,675
Proportion of ownership interest in associate		29.01%	29.01%
Interests in the net assets (A*B)		₩ 11,077	₩ 11,219
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		11,077	11,219
SHINHAN-NEO Market-Frontier 2nd Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 64,400	₩ 76,511
Proportion of ownership interest in associate		42.70%	42.70%
Interests in the net assets (A*B)		₩ 27,499	₩ 32,670
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		27,499	32,670
NH-Synergy Core Industrial New Technology Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 17,436
Proportion of ownership interest in associate			36.93%
Interests in the net assets (A*B)			₩ 6,439
Intra-group transactions			0
Others reconciliations			0
Investments in associates			6,439
J& Moorim Jade Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 21,508	₩ 19,771
Proportion of ownership interest in associate		24.89%	24.89%
Interests in the net assets (A*B)		₩ 5,353	₩ 4,920
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		5,353	4,920
Helios-KDBC Digital Contents 1st
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 9,699
Proportion of ownership interest in associate			23.26%
Interests in the net assets (A*B)			₩ 2,256
Intra-group transactions			0
Others reconciliations			0
Investments in associates			2,256
Ulmus SHC innovation investment fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 17,910	₩ 23,059
Proportion of ownership interest in associate		24.04%	24.04%
Interests in the net assets (A*B)		₩ 4,305	₩ 5,543
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		4,305	5,543
T Core Industrial Technology 1st Venture PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 9,518	₩ 13,518
Proportion of ownership interest in associate		31.47%	31.47%
Interests in the net assets (A*B)		₩ 2,995	₩ 4,254
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		2,995	4,254
Fine Value POST IPO No.5 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 9,414
Proportion of ownership interest in associate			40.00%
Interests in the net assets (A*B)			₩ 3,766
Intra-group transactions			0
Others reconciliations			0
Investments in associates			3,766
TI First Property Private Investment Trust 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 7,755	₩ 7,755
Proportion of ownership interest in associate		40.00%	40.00%
Interests in the net assets (A*B)		₩ 3,102	₩ 3,102
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		3,102	3,102
MPLUS Professional Private Real Estate Fund 25
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 5,659
Proportion of ownership interest in associate			41.67%
Interests in the net assets (A*B)			₩ 2,358
Intra-group transactions			0
Others reconciliations			0
Investments in associates			2,358
IBKC Global Contents Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 19,274
Proportion of ownership interest in associate			24.39%
Interests in the net assets (A*B)			₩ 4,701
Intra-group transactions			0
Others reconciliations			0
Investments in associates			4,701
Hanyang-Meritz 1 Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 13,201
Proportion of ownership interest in associate			22.58%
Interests in the net assets (A*B)			₩ 2,981
Intra-group transactions			0
Others reconciliations			0
Investments in associates			2,981
Kiwoom-Shinhan Innovation Fund 2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 23,862	₩ 21,384
Proportion of ownership interest in associate		42.86%	42.86%
Interests in the net assets (A*B)		₩ 10,227	₩ 9,165
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		10,227	9,165
ETRI Holdings-Shinhan 1st Unicorn Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 9,391	₩ 6,589
Proportion of ownership interest in associate		50.00%	50.00%
Interests in the net assets (A*B)		₩ 4,696	₩ 3,295
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		4,696	3,295
SJ ESG Innovative Growth Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 10,902	₩ 14,692
Proportion of ownership interest in associate		28.57%	28.57%
Interests in the net assets (A*B)		₩ 3,115	₩ 4,198
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		3,115	4,198
AVES 1st Corporate Recovery Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 5,937	₩ 6,258
Proportion of ownership interest in associate		76.19%	76.19%
Interests in the net assets (A*B)		₩ 4,523	₩ 4,768
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		4,523	4,768
JS Shinhan Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 165,747	₩ 123,098
Proportion of ownership interest in associate		3.85%	3.85%
Interests in the net assets (A*B)		₩ 6,381	₩ 4,737
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		6,381	4,737
Daishin Newgen New Technology Investment Fund 1st
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 12,018
Proportion of ownership interest in associate			50.60%
Interests in the net assets (A*B)			₩ 6,081
Intra-group transactions			0
Others reconciliations			0
Investments in associates			6,081
META ESG Private Equity Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 20,742	₩ 21,062
Proportion of ownership interest in associate		27.40%	27.40%
Interests in the net assets (A*B)		₩ 5,683	₩ 5,770
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		5,683	5,770
PHAROS DK FUND
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 10,157
Proportion of ownership interest in associate			24.24%
Interests in the net assets (A*B)			₩ 2,462
Intra-group transactions			0
Others reconciliations			0
Investments in associates			2,462
Shinhan VC tomorrow venture fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 178,267	₩ 114,103
Proportion of ownership interest in associate		39.62%	39.62%
Interests in the net assets (A*B)		₩ 70,633	₩ 45,210
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		70,633	45,210
H-IOTA Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 37,789	₩ 38,382
Proportion of ownership interest in associate		24.81%	24.81%
Interests in the net assets (A*B)		₩ 9,377	₩ 9,524
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		9,377	9,524
Stonebridge-Shinhan Unicorn Secondary Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 52,230	₩ 28,550
Proportion of ownership interest in associate		26.01%	26.01%
Interests in the net assets (A*B)		₩ 13,587	₩ 7,427
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		13,587	7,427
Tres-Yujin Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 26,062	₩ 20,717
Proportion of ownership interest in associate		50.00%	50.00%
Interests in the net assets (A*B)		₩ 13,031	₩ 10,359
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		13,031	10,359
Shinhan-Time mezzanine blind Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 32,851	₩ 28,242
Proportion of ownership interest in associate		50.00%	50.00%
Interests in the net assets (A*B)		₩ 16,426	₩ 14,121
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		16,426	14,121
Capstone REITs No.26
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 10,738	₩ 11,499
Proportion of ownership interest in associate		50.00%	50.00%
Interests in the net assets (A*B)		₩ 5,369	₩ 5,750
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		5,369	5,750
JB Incheon-Bucheon REITS No.54
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 12,634	₩ 12,661
Proportion of ownership interest in associate		39.31%	39.31%
Interests in the net assets (A*B)		₩ 4,967	₩ 4,978
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		4,967	4,978
Hankook Smart Real Asset Investment Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 18,017	₩ 23,005
Proportion of ownership interest in associate		33.33%	33.33%
Interests in the net assets (A*B)		₩ 6,006	₩ 7,668
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		6,006	7,668
JB Hwaseong-Hadong REITs No.53
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 16,029	₩ 16,059
Proportion of ownership interest in associate		31.03%	31.03%
Interests in the net assets (A*B)		₩ 4,974	₩ 4,983
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		4,974	4,983
KB Oaktree Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 29,665	₩ 26,003
Proportion of ownership interest in associate		33.33%	33.33%
Interests in the net assets (A*B)		₩ 9,888	₩ 8,668
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		9,888	8,668
Daehan No.36 Office Asset Management Company
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 46,790
Proportion of ownership interest in associate			48.05%
Interests in the net assets (A*B)			₩ 22,482
Intra-group transactions			0
Others reconciliations			0
Investments in associates			22,482
Rhinos Premier Mezzanine Private Investment Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 10,944
Proportion of ownership interest in associate			27.93%
Interests in the net assets (A*B)			₩ 3,056
Intra-group transactions			0
Others reconciliations			0
Investments in associates			3,056
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 177,590	₩ 211,132
Proportion of ownership interest in associate		29.73%	29.73%
Interests in the net assets (A*B)		₩ 52,797	₩ 62,769
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		52,797	62,769
Shinhan JigaeNamsan Road Private Special Asset Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 159,538	₩ 166,737
Proportion of ownership interest in associate		24.85%	24.85%
Interests in the net assets (A*B)		₩ 39,645	₩ 41,434
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		39,645	41,434
SKS-Yozma Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 11,574
Proportion of ownership interest in associate			29.85%
Interests in the net assets (A*B)			₩ 3,455
Intra-group transactions			0
Others reconciliations			0
Investments in associates			3,455
KB Distribution Private Real Estate 3-1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 64,211	₩ 69,268
Proportion of ownership interest in associate		37.50%	37.50%
Interests in the net assets (A*B)		₩ 24,079	₩ 25,976
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		24,079	25,976
Pacific Private Investment Trust No.49-1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 35,317	₩ 34,532
Proportion of ownership interest in associate		79.28%	79.28%
Interests in the net assets (A*B)		₩ 28,000	₩ 27,377
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		28,000	27,377
KIWOOM Real estate private placement fund for normal investors No. 31
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 13,386	₩ 14,263
Proportion of ownership interest in associate		60.00%	60.00%
Interests in the net assets (A*B)		₩ 8,032	₩ 8,558
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		8,032	8,558
RIFA Real estate private placement fund for normal investoes No. 51
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 13,428	₩ 14,328
Proportion of ownership interest in associate		40.00%	40.00%
Interests in the net assets (A*B)		₩ 5,371	₩ 5,731
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		5,371	5,731
Fivetree general private equity fund No.15
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 25,154
Proportion of ownership interest in associate			49.98%
Interests in the net assets (A*B)			₩ 12,572
Intra-group transactions			0
Others reconciliations			0
Investments in associates			12,572
Shinhan-Kunicorn first Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 24,596	₩ 25,125
Proportion of ownership interest in associate		38.31%	38.31%
Interests in the net assets (A*B)		₩ 9,424	₩ 9,626
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		9,424	9,626
Shinhan-Quantum Startup Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 11,519	₩ 8,104
Proportion of ownership interest in associate		49.18%	49.18%
Interests in the net assets (A*B)		₩ 5,665	₩ 3,986
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		5,665	3,986
Shinhan Simone Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 8,898	₩ 12,577
Proportion of ownership interest in associate		38.46%	38.46%
Interests in the net assets (A*B)		₩ 3,422	₩ 4,837
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		3,422	4,837
Korea Investment develop seed Trust No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 25,362	₩ 23,829
Proportion of ownership interest in associate		40.00%	40.00%
Interests in the net assets (A*B)		₩ 10,145	₩ 9,532
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		10,145	9,532
Tiger Green Alpha Trust No.29
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 31,492	₩ 30,002
Proportion of ownership interest in associate		95.24%	95.24%
Interests in the net assets (A*B)		₩ 29,992	₩ 28,573
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		29,992	28,573
STIC ALT Global II Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 45,269	₩ 43,717
Proportion of ownership interest in associate		21.74%	21.74%
Interests in the net assets (A*B)		₩ 9,841	₩ 9,504
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		9,841	9,504
NH-Brain EV Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 44,498
Proportion of ownership interest in associate			25.00%
Interests in the net assets (A*B)			₩ 11,125
Intra-group transactions			0
Others reconciliations			0
Investments in associates			11,125
DDI LVC Master Real Estate Investment Trust Co., Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[1]	₩ 38,586	₩ 43,808
Proportion of ownership interest in associate	[1]	15.00%	15.00%
Interests in the net assets (A*B)	[1]	₩ 5,788	₩ 6,571
Intra-group transactions	[1]	0
Others reconciliations	[1]	12	12
Investments in associates	[1]	5,800	6,583
Leverent-Frontier 4th Venture PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 8,683	₩ 13,791
Proportion of ownership interest in associate		23.89%	23.89%
Interests in the net assets (A*B)		₩ 2,074	₩ 3,294
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		2,074	3,294
Find-Green New Deal 2nd Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 19,154	₩ 19,778
Proportion of ownership interest in associate		22.57%	22.57%
Interests in the net assets (A*B)		₩ 4,324	₩ 4,465
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		4,324	4,465
ShinhanFitrin 1st Technology Business Investment Association
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 26,175	₩ 27,951
Proportion of ownership interest in associate		16.17%	16.17%
Interests in the net assets (A*B)		₩ 4,232	₩ 4,519
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		4,232	4,519
Koramco Private Real Estate Fund 143
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 22,011	₩ 22,002
Proportion of ownership interest in associate		30.30%	30.30%
Interests in the net assets (A*B)		₩ 6,669	₩ 6,667
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		6,669	6,667
Korea Investment Top Mezzanine Private Real Esate Trust No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 44,440	₩ 45,074
Proportion of ownership interest in associate		22.22%	22.22%
Interests in the net assets (A*B)		₩ 9,876	₩ 10,016
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		9,876	10,016
LB YoungNam Logistics Private Trust No.40
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 38,500	₩ 39,128
Proportion of ownership interest in associate		25.00%	25.00%
Interests in the net assets (A*B)		₩ 9,625	₩ 9,782
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		9,625	9,782
Shinhan-Cognitive Start-up Fund L.P
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 12,844	₩ 16,263
Proportion of ownership interest in associate		32.77%	32.77%
Interests in the net assets (A*B)		₩ 4,209	₩ 5,329
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		4,209	5,329
Cornerstone JM Fund I [Member]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 12,802	₩ 13,081
Proportion of ownership interest in associate		26.67%	26.67%
Interests in the net assets (A*B)		₩ 3,414	₩ 3,488
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		3,414	3,488
Logisvalley Shinhan REIT Co.,Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[1]	₩ 23,314	₩ 22,617
Proportion of ownership interest in associate	[1]	20.27%	20.27%
Interests in the net assets (A*B)	[1]	₩ 4,726	₩ 4,584
Intra-group transactions	[1]	0	0
Others reconciliations	[1]	(1,337)	(986)
Investments in associates	[1]	3,389	3,598
DA Value-Honest New Technology Investment Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 17,328
Proportion of ownership interest in associate			23.66%
Interests in the net assets (A*B)			₩ 4,099
Intra-group transactions			0
Others reconciliations			0
Investments in associates			4,099
Shinhan-Ji and Tec Smart Innovation Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 26,008	₩ 19,953
Proportion of ownership interest in associate		50.00%	50.00%
Interests in the net assets (A*B)		₩ 13,004	₩ 9,977
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		13,004	9,977
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 13,516	₩ 13,935
Proportion of ownership interest in associate		50.00%	50.00%
Interests in the net assets (A*B)		₩ 6,758	₩ 6,968
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		6,758	6,968
Korea Investment Green Newdeal Infra Trust No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 57,542	₩ 36,667
Proportion of ownership interest in associate		27.97%	27.97%
Interests in the net assets (A*B)		₩ 16,096	₩ 10,257
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		16,096	10,257
BTS 2nd Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 39,075	₩ 24,393
Proportion of ownership interest in associate		26.00%	26.00%
Interests in the net assets (A*B)		₩ 10,159	₩ 6,342
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		10,159	6,342
Shinhan Global Active REIT Co.Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 93,266
Proportion of ownership interest in associate			20.37%
Interests in the net assets (A*B)			₩ 18,997
Intra-group transactions			0
Others reconciliations			0
Investments in associates			18,997
NH-J&-IBKC Label Technology Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 34,686	₩ 35,052
Proportion of ownership interest in associate		27.81%	27.81%
Interests in the net assets (A*B)		₩ 9,646	₩ 9,748
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		9,646	9,748
Hanyang Time Mezzanine Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 8,790	₩ 10,542
Proportion of ownership interest in associate		28.57%	28.57%
Interests in the net assets (A*B)		₩ 2,511	₩ 3,012
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		2,511	3,012
Shinhan-isquare Venture PEF 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 10,592	₩ 10,715
Proportion of ownership interest in associate		40.00%	40.00%
Interests in the net assets (A*B)		₩ 4,237	₩ 4,286
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		4,237	4,286
Capstone Develop Frontier Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 37,563	₩ 35,221
Proportion of ownership interest in associate		21.43%	21.43%
Interests in the net assets (A*B)		₩ 8,049	₩ 7,547
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		8,049	7,547
Nextrade Co., Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 121,250	₩ 121,249
Proportion of ownership interest in associate		8.00%	8.00%
Interests in the net assets (A*B)		₩ 9,700	₩ 9,700
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		9,700	9,700
SH 1.5years Maturity Investment Type Security Investment Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 16,613
Proportion of ownership interest in associate			29.10%
Interests in the net assets (A*B)			₩ 4,834
Intra-group transactions			0
Others reconciliations			0
Investments in associates			4,834
Eventus-IBKC LIB Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 30,317
Proportion of ownership interest in associate			21.88%
Interests in the net assets (A*B)			₩ 6,632
Intra-group transactions			0
Others reconciliations			0
Investments in associates			6,632
IBKC-Behigh Fund 1st
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 10,629	₩ 10,828
Proportion of ownership interest in associate		29.73%	29.73%
Interests in the net assets (A*B)		₩ 3,160	₩ 3,219
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		3,160	3,219
ON No.1 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 19,991	₩ 18,624
Proportion of ownership interest in associate		28.57%	28.57%
Interests in the net assets (A*B)		₩ 5,712	₩ 5,321
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		5,712	5,321
Digital New Deal Kappa Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 19,178	₩ 19,575
Proportion of ownership interest in associate		24.75%	24.75%
Interests in the net assets (A*B)		₩ 4,747	₩ 4,845
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		4,747	4,845
IBKCJS New Technology Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 8,901	₩ 20,841
Proportion of ownership interest in associate		29.41%	29.41%
Interests in the net assets (A*B)		₩ 2,618	₩ 6,130
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		2,618	6,130
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 46,301	₩ 47,054
Proportion of ownership interest in associate		20.83%	20.83%
Interests in the net assets (A*B)		₩ 9,646	₩ 9,803
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		9,646	9,803
VOGO Debt Strategy General Private Real Estate Investment Trust No. 18
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 39,634	₩ 42,046
Proportion of ownership interest in associate		28.57%	28.57%
Interests in the net assets (A*B)		₩ 11,324	₩ 12,013
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		11,324	12,013
Koramco IPO LEITS Mezzanine General Private Investment Trust No. 38
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 4,371	₩ 4,228
Proportion of ownership interest in associate		75.00%	75.00%
Interests in the net assets (A*B)		₩ 3,278	₩ 3,171
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		3,278	3,171
TogetherKorea Private Investment Trust No. 6
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 5,424	₩ 5,271
Proportion of ownership interest in associate		99.98%	99.98%
Interests in the net assets (A*B)		₩ 5,423	₩ 5,270
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		5,423	5,270
TogetherKorea Private Investment Trust No. 7
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 5,424	₩ 5,271
Proportion of ownership interest in associate		99.98%	99.98%
Interests in the net assets (A*B)		₩ 5,423	₩ 5,270
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		5,423	5,270
Kiwoom Core Industrial Technology Investment Fund No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 12,139	₩ 12,028
Proportion of ownership interest in associate		34.75%	34.75%
Interests in the net assets (A*B)		₩ 4,219	₩ 4,180
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		4,219	4,180
Penture K-Content Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 57,216	₩ 25,599
Proportion of ownership interest in associate		19.78%	21.96%
Interests in the net assets (A*B)		₩ 11,319	₩ 5,622
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		11,319	5,622
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 44,894	₩ 26,562
Proportion of ownership interest in associate		30.00%	30.00%
Interests in the net assets (A*B)		₩ 13,468	₩ 7,969
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		13,468	7,969
Hana Alternative Investment Kosmes PCBO General PEF No. 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 13,837	₩ 13,790
Proportion of ownership interest in associate		37.04%	37.04%
Interests in the net assets (A*B)		₩ 5,125	₩ 5,107
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		5,125	5,107
Shinhan-timefolio Bio Development Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 24,195	₩ 12,249
Proportion of ownership interest in associate		48.39%	48.39%
Interests in the net assets (A*B)		₩ 11,707	₩ 5,927
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		11,707	5,927
Shinhan M&A-ESG Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 27,660	₩ 17,868
Proportion of ownership interest in associate		23.33%	23.33%
Interests in the net assets (A*B)		₩ 6,454	₩ 4,169
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		6,454	4,169
Shinhan SM Office Value Add – Outsource Management Real Estate Investment Co., Ltd.
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 66,130	₩ 37,189
Proportion of ownership interest in associate		28.43%	28.43%
Interests in the net assets (A*B)		₩ 18,804	₩ 10,575
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		18,804	10,575
KDBC meta-enter New Technology investment fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 24,373	₩ 24,886
Proportion of ownership interest in associate		27.89%	27.89%
Interests in the net assets (A*B)		₩ 6,797	₩ 6,940
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		6,797	6,940
Shinhan Time Secondary Blind New Technology Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 9,762	₩ 10,008
Proportion of ownership interest in associate		47.50%	47.50%
Interests in the net assets (A*B)		₩ 4,637	₩ 4,754
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		4,637	4,754
Shinhan DS Secondary Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 4,895	₩ 18,693
Proportion of ownership interest in associate		49.83%	40.00%
Interests in the net assets (A*B)		₩ 2,439	₩ 7,477
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		2,439	7,477
Shinhan-openwater pre-IPO Investment Trust 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 11,332	₩ 9,946
Proportion of ownership interest in associate		50.00%	50.00%
Interests in the net assets (A*B)		₩ 5,666	₩ 4,973
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		5,666	4,973
Shinhan-Eco Venture Fund 2nd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 9,893	₩ 9,024
Proportion of ownership interest in associate		40.00%	40.00%
Interests in the net assets (A*B)		₩ 3,957	₩ 3,610
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		3,957	3,610
Heungkuk-Shinhan the1st Visionary Technology Investment Trust no. 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 16,243	₩ 7,884
Proportion of ownership interest in associate		40.00%	40.00%
Interests in the net assets (A*B)		₩ 6,497	₩ 3,154
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		6,497	3,154
Hantoo Shinhan Lake K-beauty Technology Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 44,701	₩ 43,416
Proportion of ownership interest in associate		22.96%	22.96%
Interests in the net assets (A*B)		₩ 10,264	₩ 9,969
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		10,264	9,969
Shinhan HB Wellness 1st Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 10,971	₩ 10,284
Proportion of ownership interest in associate		48.54%	48.54%
Interests in the net assets (A*B)		₩ 5,326	₩ 4,992
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		5,326	4,992
Korea real Asset Fund No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 57,933	₩ 32,604
Proportion of ownership interest in associate		28.57%	28.57%
Interests in the net assets (A*B)		₩ 16,552	₩ 9,315
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		16,552	9,315
Igis Yongsan Office General PE Real Estate Inv. Trust No. 518
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 65,387	₩ 73,457
Proportion of ownership interest in associate		26.22%	31.49%
Interests in the net assets (A*B)		₩ 17,144	₩ 23,131
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		17,144	23,131
Samsung-dunamu Innovative IT Technology Investment Trust No. 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 16,313	₩ 19,730
Proportion of ownership interest in associate		22.99%	22.99%
Interests in the net assets (A*B)		₩ 3,750	₩ 4,536
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		3,750	4,536
Time Robotics New Technology Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 12,651	₩ 13,283
Proportion of ownership interest in associate		29.86%	29.86%
Interests in the net assets (A*B)		₩ 3,778	₩ 3,966
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		3,778	3,966
Ascent-welcome Tehcnology Investment Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 30,597	₩ 31,721
Proportion of ownership interest in associate		27.65%	27.65%
Interests in the net assets (A*B)		₩ 8,460	₩ 8,771
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		8,460	8,771
Igis General PE Real Estate Investment Trust 517-1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 56,728	₩ 53,725
Proportion of ownership interest in associate		96.78%	96.30%
Interests in the net assets (A*B)		₩ 54,902	₩ 51,735
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		54,902	51,735
Consus Osansegyo No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 16,018	₩ 16,208
Proportion of ownership interest in associate		50.00%	50.00%
Interests in the net assets (A*B)		₩ 8,009	₩ 8,104
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		8,009	8,104
Mastern General Private Real Estate Investment Trust No.189(Type 1 Beneficiary Securities)
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 23,927
Proportion of ownership interest in associate			32.69%
Interests in the net assets (A*B)			₩ 7,822
Intra-group transactions			0
Others reconciliations			0
Investments in associates			7,822
Shinhan AIM Private Fund of Fund 9-B
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 146,963	₩ 96,072
Proportion of ownership interest in associate		25.00%	25.00%
Interests in the net assets (A*B)		₩ 36,741	₩ 24,018
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		36,741	24,018
Shinhan General Private Real Estate Investment Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 128,674	₩ 37,764
Proportion of ownership interest in associate		20.75%	20.75%
Interests in the net assets (A*B)		₩ 26,706	₩ 7,838
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		26,706	7,838
NH Absolute Project L General Private Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)			₩ 18,797
Proportion of ownership interest in associate			26.03%
Interests in the net assets (A*B)			₩ 4,893
Intra-group transactions			0
Others reconciliations			0
Investments in associates			4,893
Paros Kosdaq Venture General Private Investment Trust No. 5
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 23,074	₩ 8,994
Proportion of ownership interest in associate		28.56%	66.65%
Interests in the net assets (A*B)		₩ 6,590	₩ 5,994
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		6,590	5,994
Happy Pet Life Care New Technology Investment Association No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 9,997	₩ 11,521
Proportion of ownership interest in associate		30.00%	30.00%
Interests in the net assets (A*B)		₩ 2,999	₩ 3,456
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		2,999	3,456
Shinhan-Soo Secondary Investment Association
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 21,567	₩ 6,764
Proportion of ownership interest in associate		77.61%	77.61%
Interests in the net assets (A*B)		₩ 16,737	₩ 5,249
Intra-group transactions		0	0
Others reconciliations		0	0
Investments in associates		16,737	₩ 5,249
MK Ventures-K Clavis Growth Capital Venture Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 10
Proportion of ownership interest in associate		26.67%
Interests in the net assets (A*B)		₩ 3
Intra-group transactions		0
Others reconciliations		0
Investments in associates		3
AJ-KOSNET Semicon One Venture Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 14,454
Proportion of ownership interest in associate		22.22%
Interests in the net assets (A*B)		₩ 3,212
Intra-group transactions		0
Others reconciliations		0
Investments in associates		3,212
Reverent Shinhan Vista Fund [Member]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 25,415
Proportion of ownership interest in associate		13.41%
Interests in the net assets (A*B)		₩ 3,409
Intra-group transactions		0
Others reconciliations		0
Investments in associates		3,409
ShinhanSneak Peek BioHealthcare Bounce Back Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 7,831
Proportion of ownership interest in associate		50.00%
Interests in the net assets (A*B)		₩ 3,916
Intra-group transactions		0
Others reconciliations		0
Investments in associates		3,916
Aurum Goldrush ESG Private Fund No. 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 10,613
Proportion of ownership interest in associate		28.33%
Interests in the net assets (A*B)		₩ 3,007
Intra-group transactions		0
Others reconciliations		0
Investments in associates		3,007
Shinhan-CJ TechInnovation Fund 1st
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 11,488
Proportion of ownership interest in associate		40.00%
Interests in the net assets (A*B)		₩ 4,595
Intra-group transactions		0
Others reconciliations		0
Investments in associates		4,595
TECHFIN RATINGS Co., Ltd.
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[4]	₩ 28,223
Proportion of ownership interest in associate	[4]	45.00%
Interests in the net assets (A*B)	[4]	₩ 12,700
Intra-group transactions	[4]	0
Others reconciliations	[4]	12,910
Investments in associates	[4]	25,610
SONGPA BIZ CLUSTER PFV CO LTD
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 48,775
Proportion of ownership interest in associate		27.40%
Interests in the net assets (A*B)		₩ 13,364
Intra-group transactions		0
Others reconciliations		0
Investments in associates		13,364
Planeta PTE LTD
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 34,027
Proportion of ownership interest in associate		33.33%
Interests in the net assets (A*B)		₩ 11,341
Intra-group transactions		0
Others reconciliations		0
Investments in associates		11,341
The E&Shinhan New Growth Up Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 7,035
Proportion of ownership interest in associate		50.00%
Interests in the net assets (A*B)		₩ 3,518
Intra-group transactions		0
Others reconciliations		0
Investments in associates		3,518
Shinhan-GB FutureFlow Fund L.P.
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 8,852
Proportion of ownership interest in associate		58.18%
Interests in the net assets (A*B)		₩ 5,150
Intra-group transactions		0
Others reconciliations		0
Investments in associates		5,150
Credila Financial Services
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[4]	₩ 1,235,349
Proportion of ownership interest in associate	[4]	10.93%
Interests in the net assets (A*B)	[4]	₩ 135,024
Intra-group transactions	[4]	0
Others reconciliations	[4]	128,092
Investments in associates	[4]	263,116
Shinhan Market-Frontier Fund III
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 29,058
Proportion of ownership interest in associate		44.02%
Interests in the net assets (A*B)		₩ 12,791
Intra-group transactions		0
Others reconciliations		0
Investments in associates		12,791
Exponential SQUARE Private Investment Trust No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 10,215
Proportion of ownership interest in associate		50.99%
Interests in the net assets (A*B)		₩ 5,208
Intra-group transactions		0
Others reconciliations		0
Investments in associates		5,208
DB IPO HighYield Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 14,974
Proportion of ownership interest in associate		28.57%
Interests in the net assets (A*B)		₩ 4,278
Intra-group transactions		0
Others reconciliations		0
Investments in associates		4,278
Fine North America Credit Private Mixed Asset Investment Trust 22
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 7,841
Proportion of ownership interest in associate		58.82%
Interests in the net assets (A*B)		₩ 4,613
Intra-group transactions		0
Others reconciliations		0
Investments in associates		4,613
IGIS Private Real Estate Investment No.454
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 14,010
Proportion of ownership interest in associate		24.04%
Interests in the net assets (A*B)		₩ 3,368
Intra-group transactions		0
Others reconciliations		0
Investments in associates		3,368
IGIS Private Real Estate Investment No.462
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 6,406
Proportion of ownership interest in associate		69.20%
Interests in the net assets (A*B)		₩ 4,433
Intra-group transactions		0
Others reconciliations		0
Investments in associates		4,433
BNW Recharge Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 33,785
Proportion of ownership interest in associate		21.13%
Interests in the net assets (A*B)		₩ 7,138
Intra-group transactions		0
Others reconciliations		0
Investments in associates		7,138
United Partners Realasset Fund No.14
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 29,994
Proportion of ownership interest in associate		33.33%
Interests in the net assets (A*B)		₩ 9,998
Intra-group transactions		0
Others reconciliations		0
Investments in associates		9,998
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.12
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 359,413
Proportion of ownership interest in associate		5.00%
Interests in the net assets (A*B)		₩ 17,977
Intra-group transactions		0
Others reconciliations		0
Investments in associates		17,977
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.13
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 240,733
Proportion of ownership interest in associate		5.00%
Interests in the net assets (A*B)		₩ 12,035
Intra-group transactions		0
Others reconciliations		0
Investments in associates		12,035
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.14
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 274,394
Proportion of ownership interest in associate		5.00%
Interests in the net assets (A*B)		₩ 13,711
Intra-group transactions		0
Others reconciliations		0
Investments in associates		13,711
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.15
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 274,919
Proportion of ownership interest in associate		5.00%
Interests in the net assets (A*B)		₩ 13,738
Intra-group transactions		0
Others reconciliations		0
Investments in associates		13,738
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.16
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 265,962
Proportion of ownership interest in associate		5.00%
Interests in the net assets (A*B)		₩ 13,290
Intra-group transactions		0
Others reconciliations		0
Investments in associates		13,290
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.17
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 107,536
Proportion of ownership interest in associate		5.00%
Interests in the net assets (A*B)		₩ 5,378
Intra-group transactions		0
Others reconciliations		0
Investments in associates		5,378
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.18
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 218,525
Proportion of ownership interest in associate		5.00%
Interests in the net assets (A*B)		₩ 10,925
Intra-group transactions		0
Others reconciliations		0
Investments in associates		10,925
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.19
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 101,018
Proportion of ownership interest in associate		5.00%
Interests in the net assets (A*B)		₩ 5,052
Intra-group transactions		0
Others reconciliations		0
Investments in associates		5,052
SH US Buyback&High Dividend Security Feeder Investment Trust(H)[Equity]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 18,761
Proportion of ownership interest in associate		22.37%
Interests in the net assets (A*B)		₩ 4,197
Intra-group transactions		0
Others reconciliations		0
Investments in associates		4,197
SH Ulmus M.P.E. Innovative Venture Fund 7 [Member]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 10,612
Proportion of ownership interest in associate		28.57%
Interests in the net assets (A*B)		₩ 3,032
Intra-group transactions		0
Others reconciliations		0
Investments in associates		3,032
Newmain I funds [Member]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 25,754
Proportion of ownership interest in associate		36.36%
Interests in the net assets (A*B)		₩ 9,364
Intra-group transactions		0
Others reconciliations		0
Investments in associates		9,364
PineStreet Global Corporate FoF XIII2 (NC XI) [Member]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 3,743
Proportion of ownership interest in associate		100.00%
Interests in the net assets (A*B)		₩ 3,743
Intra-group transactions		0
Others reconciliations		0
Investments in associates		3,743
ShinHan Soo Young Entrepreneur Investment Fund No.1 [Member]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 14,087
Proportion of ownership interest in associate		24.00%
Interests in the net assets (A*B)		₩ 3,381
Intra-group transactions		0
Others reconciliations		0
Investments in associates		₩ 3,381

[1]	Others represents the adjustments of fair value when acquired.
[2]	Others are the amount of fair value adjustments that occurred at the time of acquisition and accumulated losses that were not recognized due to the suspension of equity method recognition as the investment account balance became “0” due to the accumulation of losses for the current period.
[3]	Others are the unrecognized equity method for preferred stocks without voting rights issued by the investee.
[4]	Others correspond to the goodwill recognized at the time of acquisition.